Governmental Loans - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions						9 Months Ended		12 Months Ended
	Sep. 03, 2025	Jul. 24, 2025	Dec. 07, 2023	Mar. 29, 2019 CAD ($)	Nov. 30, 2018 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Nov. 14, 2025 USD ($) $ / shares shares	Aug. 21, 2025	Dec. 31, 2024 USD ($)	Mar. 25, 2024 CAD ($)	Sep. 20, 2021 CAD ($)
Statement [Line Items]
Borrowings maturity date	September 2030	July 2030	December 2028
Non current portion of governmental loans						$ 133.6		$ 192.3
Borrowings interest rate	7.40%	7.70%	7.50%
Repayment of government loans						(8.7)		(14.0)
Repayment Of Government Loans Classified As Financing Activities						(8.7)		(14.0)
Percentage Of Debt Instrument Held												20.00%
Percentage Of Revolving Credit Facility												80.00%
Transaction Cost Related to Debt Instruement									$ 2.8
Unamortized Transaction Costs						(9.4)		(7.2)			$ 2.3			$ 0.0
Warrants [member]
Statement [Line Items]
Number of shares issued | shares												6,770
Par value per share | $ / shares												$ 11.08
Warrant liability												$ 7.5
Canada Enterprise Emergency Funding Corporation [Member]
Statement [Line Items]
Number of shares issued | shares												5,420
His Majesty The King In Right Of Ontario [Member]
Statement [Line Items]
Number of shares issued | shares												1,350
Federal AMF Loan [Member]
Statement [Line Items]
Eligible interest free loan					$ 60.0	60.0		$ 60.0
Borrowings maturity date								March 1, 2028	March 1, 2028
Income from government grants						5.3		$ 6.2
Governmental loans						26.6		20.5
Non current portion of governmental loans						16.6		20.2
Repayment of government loans						7.5		5.2
Repayment Of Government Loans Classified As Financing Activities						7.5		$ 5.2
MENDM Loan [Member]
Statement [Line Items]
Eligible interest free loan					$ 60.0
Borrowings maturity date					November 30, 2028			November 30, 2028	November 30, 2028
Borrowings maturity start date					Dec. 31, 2024
Income from government grants							$ 7.9		$ 2.3
Non current portion of governmental loans						35.8		$ 34.0
Borrowings interest rate													2.50%
Additional eligible interest free loan											60.0			60.0
Repayment of government loans									8.7	$ 1.2
Governmental loans current and non-current											47.7			50.8
Repayment Of Government Loans Classified As Financing Activities									$ 8.7	$ 1.2
Federal SIF Agreement Loan [Member]
Statement [Line Items]
Borrowings maturity date				April 30, 2034				April 30, 2031	April 30, 2031
Borrowings maturity start date				Apr. 30, 2027
Income from government grants							15.0		$ 15.0
Non current portion of governmental loans						9.9		$ 10.6			10.6			9.9
Aggregate loan and grant eligible amount				$ 30.0
Government grant				15.0
Interest free loan amount				$ 15.0											$ 15.0
Additional eligible interest free loan											15.0			$ 15.0
Additional income from government grants							$ 5.1		$ 4.4
Federal SIF EAF Agreement Loan Due January One Two Thousand And Thirty [Member]
Statement [Line Items]
Borrowings maturity date								January 1, 2030	January 1, 2030
Non current portion of governmental loans						71.3		$ 83.1
Federal SIF EAF Agreement Loan Due January One Two Thousand And Thirty [Member] | Algoma Steel Parent SCA [Member]
Statement [Line Items]
Eligible interest free loan						43.8		200.0
Income from government grants						26.0		116.9
Non current portion of governmental loans						$ 71.3		$ 83.1
Federal Sif Agreement Loan Due January One Two Thousand And Thirty [Member] | Algoma Steel Parent SCA [Member]
Statement [Line Items]
Aggregate loan and grant eligible amount																$ 200.0
Federal LETL Loan [Member]
Statement [Line Items]
Borrowings maturity date								November 14	November 14
Income from government grants									$ 30.7
Non current portion of governmental loans											35.5
Government debt instruments held												$ 500.0
Proceeds from current borrowings									66.2
Transaction Cost For Debt Borrowing									0.4
Debt Instrument Interest Paid In Kind									$ 0.2
Carrying Value Of Debt Instrument Held											35.5
Federal LETL Loan [Member] | CANADA
Statement [Line Items]
Government debt instruments held												400.0
Provincial LETL Loan [Member]
Statement [Line Items]
Borrowings maturity date								November 14	November 14
Income from government grants									$ 7.7
Non current portion of governmental loans											8.9
Government debt instruments held												$ 100.0
Proceeds from current borrowings									16.6
Transaction Cost For Debt Borrowing									0.1
Debt Instrument Interest Paid In Kind									$ 0.1
Carrying Value Of Debt Instrument Held											$ 8.9